Supplement dated March 15, 2013
to the Statement of Additional Information
for Principal Variable Contracts Funds, Inc.
dated April 30, 2012

(as supplemented on June 15, 2012, September 14, 2012, November 13, 2012,
November 27, 2012, November 30, 2012, and December 14, 2012)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

PORTFOLIO MANAGERS DISCLOSURE
Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers)
In the Other Accounts Managed and Ownership of Securities tables, delete the information regarding David Blake and Dirk Laschanzky.

Add the following new section after the Principal Global Investors, LLC (Fixed Income Portfolio Managers) section.
Sub-Advisor: Principal Global Investors, LLC (Multi-Asset Portfolio Managers)

Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Matthew Annenberg: Principal LifeTime 2010, 2020, 2030, 2040, 2050, 2060, Strategic Income Accounts
Registered investment companies	11	$21.5 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$140.8 million	0	$0

Dirk Laschanzky: Balanced, Principal LifeTime 2010, 2020, 2030, 2040, 2050, 2060, Strategic Income Accounts
Registered investment companies	11	$17.6 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Compensation
Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for Multi-Asset Advisors investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is aligned with performance and goals of Principal Global Investors, as well as the parent company Principal Financial Group.  The structure is applied among all investment professionals.  Team results and individual contributions are among the other factors impacting incentive compensation levels.

Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager (list each account on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Matthew Annenberg	Principal LifeTime 2010 Account	None
Matthew Annenberg	Principal LifeTime 2020 Account	None
Matthew Annenberg	Principal LifeTime 2030 Account	None
Matthew Annenberg	Principal LifeTime 2040 Account	None
Matthew Annenberg	Principal LifeTime 2050 Account	None
Matthew Annenberg	Principal LifeTime 2060 Account	None
Matthew Annenberg	Principal LifeTime Strategic Income Account	None
Dirk Laschanzky	Balanced Account	None
Dirk Laschanzky	Principal LifeTime 2010 Account	None
Dirk Laschanzky	Principal LifeTime 2020 Account	None
Dirk Laschanzky	Principal LifeTime 2030 Account	None
Dirk Laschanzky	Principal LifeTime 2040 Account	None
Dirk Laschanzky	Principal LifeTime 2050 Account	None
Dirk Laschanzky	Principal LifeTime 2060 Account	None
Dirk Laschanzky	Principal LifeTime Strategic Income Account	None

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